Borrowings	12 Months Ended
Jun. 30, 2025
Financial Instruments [Abstract]
Borrowings	Borrowings
Terms and conditions of outstanding borrowings as of 30 June 2025 and 2024 are as follows:

Type	Nominal Interest p.a.	Year of Maturity	2025 £’000	2024 £’000
Revolving Credit Facility	SONIA/ EURIBOR/SOFR + variable margin (1.00% - 1.65%)	2028(1)	£180,943	£144,754
(1)Of the £350 million facility, £95 million will mature on February 8, 2027, and the remaining £255 million will mature on February 8, 2028.

The Group has an unsecured, multicurrency bank revolving credit facility with a drawn down loan amount of £180.9 million at 30 June 2025 (2024: £144.8 million). Commitment fees are charged on the undrawn balance of the facility. The available borrowing capacity under the Group’s revolving credit facility is £350.0 million less drawn down loans and utilised ancillary facilities (HSBC bank guarantees: £1.0 million at 30 June 2025 and £2.2 million at 30 June 2024). The HSBC bank guarantees primarily relate to property leases in Europe, the United States and Australia. Please refer to Note 28 for a schedule showing the RCF movements in the period.
The credit facility is subject to covenants that are measured bi-annually based on trailing twelve months results, being interest cover of a minimum of 4.0x and net debt to EBITDA of a maximum of 2.5x, based on measures as defined in the facilities agreements which are adjusted from the equivalent IFRS amounts. At 30 June 2025 and 30 June 2024, the Group complied with these financial covenants.
Guarantees
The Group has provided the following guarantees at 30 June 2025:
Parent Company Guarantees
The parent company did not provide any new guarantees in the fiscal year ended 30 June 2025. In the fiscal year ended 30 June 2024, the parent company provided guarantees relating to certain leases entered into by Endava Romania SRL in Romania and ICS Endava SRL in Moldova. In the fiscal year ended 30 June 2024, the parent company also provided a guarantee under the Merger Agreement with respect to the obligations to be fulfilled by Endava Delaware Inc. under that agreement.
No claims are expected to arise from the above guarantees.
Bank Guarantees
Various subsidiaries provided bank guarantees in relation to their leases of office space together with a small number of tender and performance guarantees.
No claims are expected to arise from the above guarantees.